UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2454
                                                      --------

                       Oppenheimer Money Market Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 04/30/2008
                                                ----------

================================================================================



ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT            VALUE
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--14.8%
---------------------------------------------------------------------------------------------

Banco Santander Central Hispano SA, 2.91%, 6/6/08        $     25,000,000    $   25,000,000
---------------------------------------------------------------------------------------------
Bank of Scotland plc, New York, 3.01%, 5/15/08                 20,000,000        20,000,000
---------------------------------------------------------------------------------------------
Barclays Bank plc, New York:
2.73%, 7/1/08                                                  20,000,000        20,000,000
2.75%, 6/25/08                                                 33,500,000        33,500,000
2.75%, 7/7/08                                                  20,000,000        20,000,000
3.06%, 5/23/08                                                 14,000,000        14,000,000
---------------------------------------------------------------------------------------------
BNP Paribas, New York:
2.70%, 7/16/08                                                 23,500,000        23,500,000
2.91%, 6/4/08                                                  18,000,000        18,000,000
---------------------------------------------------------------------------------------------
Citibank NA, 3.04%, 5/29/08                                    10,000,000        10,000,000
---------------------------------------------------------------------------------------------
Fortis Bank SA/NV, New York:
2.57%, 6/17/08                                                  7,500,000         7,500,000
3.05%, 5/28/08                                                 17,000,000        17,000,000
---------------------------------------------------------------------------------------------
HSBC Bank USA NA:
2.66%, 9/5/08                                                  13,000,000        13,000,000
3%, 5/27/08                                                    45,000,000        45,000,000
---------------------------------------------------------------------------------------------
Royal Bank of Canada, New York, 3%, 5/19/08                     8,000,000         8,000,000
---------------------------------------------------------------------------------------------
Royal Bank of Scotland, New York, 2.70%, 6/12/08               30,000,000        30,000,000
---------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York, 2.995%,
5/29/08                                                        15,000,000        15,000,000
---------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York:
2.72%, 8/25/08                                                 25,000,000        25,000,000
3.10%, 5/2/08                                                  17,500,000        17,500,000
                                                                             ----------------
Total Certificates of Deposit (Cost $362,000,000)                               362,000,000

---------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--25.6%
---------------------------------------------------------------------------------------------

Anglo Irish Bank Corp. plc:
2.80%, 5/14/08 1                                               20,000,000        19,979,778
2.91%, 5/23/08 1                                               57,000,000        56,898,696
---------------------------------------------------------------------------------------------
Bank of Scotland plc:
2.75%, 5/2/08                                                  12,000,000        11,999,006
3.01%, 5/8/08                                                  23,700,000        23,686,083
3.015%, 5/16/08                                                15,000,000        14,981,156
3.05%, 5/21/08                                                 15,000,000        14,974,583
---------------------------------------------------------------------------------------------
Danske Corp., 2.56%, 6/18/08 1                                 12,000,000        11,959,040
---------------------------------------------------------------------------------------------
Dexia Delaware LLC, 2.73%, 7/9/08                              30,500,000        30,340,409
---------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
2.65%, 6/11/08 1                                               11,000,000        10,965,298
2.74%, 7/3/08                                                  21,000,000        20,899,673
2.75%, 7/8/08                                                   7,000,000         6,963,639
2.77%, 7/11/08                                                 28,750,000        28,592,937
2.78%, 7/2/08                                                   8,000,000         7,961,698
2.85%, 7/25/08                                                 13,500,000        13,409,156
3%, 5/28/08                                                     2,800,000         2,793,700
3.86%, 5/13/08                                                 15,000,000        14,980,700
---------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
2.75%, 7/7/08 1                                                 1,000,000           994,882
2.95%, 6/27/08 1                                               22,000,000        21,897,242
2.95%, 7/14/08 1                                               16,600,000        16,499,339
2.97%, 7/17/08 1                                               25,000,000        24,842,257
3.03%, 5/19/08 1                                               25,000,000        24,962,125

                     1 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland, 3.04%, 5/28/08 1    $   30,000,000        $   29,931,600
-------------------------------------------------------------------------------------------------
HSBC USA, Inc.:
2.67%, 10/8/08                                                 30,000,000            29,644,000
3%, 6/3/08                                                     15,000,000            14,958,750
-------------------------------------------------------------------------------------------------
Royal Bank of Scotland plc, 2.868%, 7/21/08 2,3                15,000,000            15,002,588
-------------------------------------------------------------------------------------------------
Scotiabanc, Inc., 3.01%, 5/12/08 1                             18,000,000            17,983,445
-------------------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.:
2.70%, 5/9/08 1                                                37,600,000            37,577,440
3%, 5/20/08 1                                                  10,000,000             9,984,167
-------------------------------------------------------------------------------------------------
Swedbank AB, 2.78%, 5/22/08                                    19,500,000            19,468,378
-------------------------------------------------------------------------------------------------
Toronto Dominion Holdings (USA), Inc., 2.925%, 6/20/08 1       25,000,000            24,898,438
-------------------------------------------------------------------------------------------------
US Bank NA, 2.70%, 9/8/08                                      45,000,000            45,000,000
                                                                                    -------------
Total Direct Bank Obligations (Cost $625,030,203)                                   625,030,203
-------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--62.4%
-------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--24.8%
Amsterdam Funding Corp., 2.78%, 6/18/08 1                      40,000,000            39,851,733
-------------------------------------------------------------------------------------------------
Chariot Funding LLC:
3.07%, 5/7/08 2                                                 4,000,000             3,997,953
3.10%, 5/21/08 2                                               10,000,000             9,982,778
-------------------------------------------------------------------------------------------------
FCAR Owner Trust II, 3.26%, 5/2/08                             13,000,000            12,998,823
-------------------------------------------------------------------------------------------------
Gemini Securitization Corp.:
2.80%, 6/19/08 1                                               14,000,000            13,951,408
2.95%, 7/28/08 1                                               16,500,000            16,381,017
2.99%, 6/24/08 1                                                6,500,000             6,470,848
3%, 6/2/08 1                                                   10,000,000             9,973,333
3.10%, 5/28/08 1                                               18,800,000            18,756,290
-------------------------------------------------------------------------------------------------
Gotham Funding Corp.:
2.85%, 6/24/08 1                                               20,000,000            19,914,500
2.90%, 5/19/08 1                                                3,500,000             3,495,188
3.23%, 5/29/08 1                                               23,000,000            22,942,756
-------------------------------------------------------------------------------------------------
Legacy Capital LLC:
3%, 7/25/08                                                    22,000,000            21,844,167
3.28%, 5/8/08                                                  23,000,000            22,985,331
3.28%, 5/9/08                                                   8,000,000             7,994,169
3.30%, 6/4/08                                                   2,700,000             2,691,585
3.325%, 6/12/08                                                19,000,000            18,926,296
-------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
3.10%, 7/31/08 1                                               50,000,000            49,608,194
3.20%, 7/24/08 1                                               25,000,000            24,813,333
3.20%, 7/25/08 1                                               10,000,000             9,924,444
3.35%, 6/20/08 1                                               15,000,000            14,930,208
-------------------------------------------------------------------------------------------------
New Center Asset Trust:
2.65%, 5/1/08                                                  15,000,000            15,000,000
3.20%, 5/22/08                                                 12,000,000            11,977,600
3.50%, 5/12/08                                                 15,000,000            14,983,958
3.60%, 5/2/08                                                  16,000,000            15,998,400
-------------------------------------------------------------------------------------------------
Old Line Funding Corp., 2.77%, 6/19/08 1                       10,300,000            10,261,447
-------------------------------------------------------------------------------------------------
Park Avenue Receivables Co. LLC, 2.85%, 5/19/08                33,000,000            32,949,015
-------------------------------------------------------------------------------------------------

                     2 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 2.80%, 5/9/08 1             $     43,400,000        $     43,372,996
---------------------------------------------------------------------------------------------------
Victory Receivables Corp., 2.80%, 6/23/08 1                    10,000,000               9,958,778
---------------------------------------------------------------------------------------------------
Windmill Funding Corp.:
2.75%, 7/9/08 1                                                28,000,000              27,852,417
2.77%, 6/5/08 1                                                33,000,000              32,910,896
2.80%, 5/20/08 1                                               38,000,000              37,943,844
                                                                                 ------------------
                                                                                      605,643,705
---------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
Nebar Investments LLC, Series 2005, 3.20%, 5/1/08 3,4           7,400,000               7,400,000
---------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.7%
Banc of America Securities LLC, 2.518%, 5/1/08 3               50,000,000              50,000,000
---------------------------------------------------------------------------------------------------
BNP Paribas Finance, Inc.:
2.65%, 8/26/08                                                 15,000,000              14,870,813
2.665%, 8/12/08                                                25,000,000              24,809,378
---------------------------------------------------------------------------------------------------
Citigroup Funding, Inc.:
3.07%, 8/13/08 3                                               15,000,000              15,000,000
3.125%, 5/5/08                                                 10,000,000               9,996,528
                                                                                 ------------------
                                                                                      114,676,719
---------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.5%
Bank of America Corp., 2.99%, 5/1/08                           37,400,000              37,400,000
---------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--2.2%
Caterpillar Financial Services Corp., Series F, 3.20%,
11/26/08 3                                                     24,000,000              24,000,000
---------------------------------------------------------------------------------------------------
SDB Capital LLC, Series 2006A, 3.15%, 5/1/08 3                 30,765,000              30,765,000
                                                                                 ------------------
                                                                                       54,765,000
---------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Mississippi Business Finance Corp., Industrial
Development Revenue Bonds, Shuqualak Lumber Co., Inc.
Project, Series 2003, 3%, 9/1/08 3                                800,000                 800,000
---------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
American Express Credit Corp.:
2.53%, 6/13/08                                                  6,000,000               5,981,868
3.05%, 5/27/08                                                 13,500,000              13,470,263
                                                                                 ------------------
                                                                                       19,452,131
---------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
General Electric Capital Services, 3.20%, 7/21/08              13,000,000              12,906,400
---------------------------------------------------------------------------------------------------
Prudential Funding LLC, 3%, 5/9/08 4                           35,000,000              34,976,667
                                                                                 ------------------
                                                                                       47,883,067
---------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
Port Authority Columbiana Cnty., OH, Series 2006,
3.20%, 12/1/08 3                                                1,680,000               1,680,000
---------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business Finance Corp. Revenue Bonds,
Signal International LLC Project, Series 2004A, 3%,
5/1/08 3                                                          800,000                 800,000

                    3 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                 AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------
Mississippi Business Finance Corp. Revenue Bonds,
Signal International LLC Project, Series 2004C, 3%,
5/1/08 3                                                 $      900,000      $       900,000
                                                                             ------------------
                                                                                   1,700,000
-----------------------------------------------------------------------------------------------
FOOD PRODUCTS--3.7%
Beaver Cnty., UT Environmental Facility, BEST Bio
Fuels LLC Project, Series 2003B, 3.18%, 5/1/08 3              3,465,000            3,465,000
-----------------------------------------------------------------------------------------------
Nestle Capital Corp.:
2.395%, 3/13/09 1                                            12,500,000           12,237,215
2.40%, 3/6/09 1                                              29,200,000           28,598,480
3.84%, 5/9/08 1                                              45,000,000           44,961,600
                                                                             ------------------
                                                                                  89,262,295
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Premier Senior Living LLC, Series 2007 A-H, 2.93%,
5/1/08 3                                                      2,725,000            2,725,000
-----------------------------------------------------------------------------------------------
Sprenger Enterprises, Inc., 5.50%, 5/1/08 3                   8,100,000            8,100,000
                                                                             ------------------
                                                                                  10,825,000
-----------------------------------------------------------------------------------------------
INSURANCE--7.3%
ING America Insurance Holdings, Inc.:
2.55%, 6/19/08                                               25,000,000           24,913,229
2.72%, 6/16/08                                               13,000,000           12,954,818
2.94%, 6/3/08                                                26,000,000           25,929,930
-----------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6,
2.806%, 5/15/08 3,4                                          17,500,000           17,500,000
-----------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2008-1,
4.205%, 2/10/09 2,3                                          34,000,000           34,000,000
-----------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5,
2.816%, 9/12/08 2,3                                          18,000,000           18,000,000
-----------------------------------------------------------------------------------------------
Security Life of Denver Insurance Co., 2.941%, 5/7/08 4      15,000,000           15,000,000
-----------------------------------------------------------------------------------------------
United of Omaha Life Insurance Co., 2.909%, 12/29/08 3       30,000,000           30,000,000
                                                                             ------------------
                                                                                 178,297,977
-----------------------------------------------------------------------------------------------
LEASING & FACTORING--5.0%
American Honda Finance Corp.:
2.796%, 7/11/08 2,3                                          15,000,000           15,003,042
2.98%, 5/5/09 2,3                                            28,000,000           28,000,000
3.09%, 12/10/08 2,3                                          20,000,000           20,000,000
3.145%, 8/6/08 2,3                                            4,000,000            4,000,000
3.17%, 11/20/08 2,3                                          20,000,000           20,000,000
-----------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
2.77%, 9/15/08 3                                             14,000,000           14,000,000
3.75%, 5/16/08                                               21,200,000           21,166,871
                                                                             ------------------
                                                                                 122,169,913
-----------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.2%
Bass Pro Rossford Development Co. LLC, Series 2007,
3.20%, 5/1/08 3                                              30,525,000           30,525,000

                    4 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                 AMOUNT                VALUE
----------------------------------------------------------------------------------------------
METALS & MINING--0.2%
AL Industrial Development Authority Revenue Bonds,
Simcala, Inc. Project, Series 1995, 3%, 5/1/08 3         $    5,350,000      $     5,350,000
----------------------------------------------------------------------------------------------
MUNICIPAL--1.4%
Avon Garden Center LLC, Series 2006, 3.20%, 5/1/08 3          3,915,000            3,915,000
----------------------------------------------------------------------------------------------
Black Property Management LLC, Series 2006, 3.20%,
5/1/08 3                                                      7,875,000            7,875,000
----------------------------------------------------------------------------------------------
Harlan Development Co. LLC & Scott Pet Products, Inc.,
Series 2003, 3.20%, 5/1/08 3                                  9,200,000            9,200,000
----------------------------------------------------------------------------------------------
Willow Interests LLC, Series 2005, 3.20%, 5/1/08 3           13,115,000           13,115,000
                                                                             -----------------
                                                                                  34,105,000
----------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--4.9%
Reckitt Benckiser Treasury Services plc:
2.58%, 6/13/08 1                                             30,000,000           29,907,550
2.75%, 7/11/08 1                                             38,200,000           37,992,818
3%, 7/21/08 1                                                36,000,000           35,757,000
3%, 7/23/08 1                                                15,000,000           14,896,250
                                                                             -----------------
                                                                                 118,553,618
----------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--1.8%
LINKS Finance LLC:
3.045%, 8/15/08 3,4                                          18,000,000           17,998,447
3.125%, 8/6/08 3,4                                           12,000,000           11,999,369
----------------------------------------------------------------------------------------------
Parkland (USA) LLC, 2.689%, 7/16/08 3,4                      15,000,000           14,999,692
                                                                             -----------------
                                                                                  44,997,508
                                                                             -----------------
Total Short-Term Notes (Cost $1,525,486,933)                                   1,525,486,933
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,512,517,136)                 102.8%       2,512,517,136
----------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                              (2.8)         (69,541,925)
                                                                  ----------------------------
NET ASSETS                                                        100.0%     $ 2,442,975,211
                                                                  ============================

Footnotes to Statement of Investments

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $927,038,290, or 37.95% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $167,986,361 or 6.88% of the Fund's net assets as of April 30, 2008.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of April 30, 2008 was $119,874,175, which represents 4.91% of the Fund's net assets.

See accompanying Notes.

             5 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Directors.

ILLIQUID SECURITIES

As of April 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                    6 | OPPENHEIMER MONEY MARKET FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/10/2008